Earnings/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic Earnings / (Loss) per Share
2025 2024 2023
Net income $ 17,827 $ 12,746 $ 49,844
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 12,058 $ 6,977 $ 44,075
Weighted average number of common shares, basic 110,459,096 115,956,249 100,166,629
Earnings per common share, basic
$ 0.11 $ 0.06 $ 0.44
Diluted Earnings / (Loss) per Share
2025 2024 2023
Net income $ 17,827 $ 12,746 $ 49,844
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Adjustments for fair value gain on warrants - (719) (1,583)
Adjusted net income attributable to common
stockholders $ 12,058 $ 6,258 $ 42,492
Weighted average number of common shares, basic 110,459,096 115,956,249 100,166,629
Incremental shares from dilutive instruments 38,544 2,698,994 1,710,513
Weighted average number of common shares,
diluted
110,497,640 118,655,243 101,877,142
Earnings per common share, diluted $ 0.11 $ 0.05 $ 0.42